Mergers, Acquisitions and Disposals - Summary of Purchase Price to Fair Value of Net Assets Acquired and Reconciliation of Cash Flows (Parenthetical) (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	May 04, 2017	Mar. 28, 2017	Dec. 31, 2016	Dec. 06, 2016	Jan. 02, 2016	Jan. 25, 2013
CCFPI [member]
Disclosure of detailed information about business combination [line items]
Non-controlling majority stake acquired	51.00%						51.00%
Total non-current assets	$ 18,909
Intangible assets recognised as of acquisition date	11,524
CCFPI [member] | Distribution rights [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date	4,144
Vonpar [member]
Disclosure of detailed information about business combination [line items]
Non-controlling majority stake acquired		100.00%			100.00%
Cash acquired	1,287		$ 1,287
Total non-current assets	11,344
Goodwill						$ (1,667)
Vonpar [member] | Effect of acquisition [member]
Disclosure of detailed information about business combination [line items]
Total non-current assets				$ 490
Goodwill				(5,681)
Vonpar [member] | Distribution rights [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date	14,793
Vonpar [member] | Distribution rights [member] | Effect of acquisition [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date				5,192
Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Cash acquired				211
Total non-current assets				$ 3,316
Other acquisitions [member] | Effect of acquisition [member]
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	32
Other liabilities as of acquisition date	593
Other acquisitions [member] | Trademark rights [member] | Effect of acquisition [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date	836
Other acquisitions [member] | Other [member] | Effect of acquisition [member]
Disclosure of detailed information about business combination [line items]
Intangible assets recognised as of acquisition date	$ 983